Segment Information - Property, Plant & Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 2,321	$ 2,647
The Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	383	384
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	584	777
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	496	555
Other European Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	108	117
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	8	7
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	276	302
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	170	180
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 296	$ 325